Notes to the Profit or Loss Statement - Summary of General and Administrative Expenses (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of general and administrative expense [Line items]
General and administrative expenses	€ 51,403,257	€ 36,664,666	€ 21,927,731
Personnel expenses [member]
Disclosure of general and administrative expense [Line items]
General and administrative expenses	32,352,000	23,382,000	15,016,000
Consumable supplies [member]
Disclosure of general and administrative expense [Line items]
General and administrative expenses	565,000	389,000	15,000
Other Operating expenses [member]
Disclosure of general and administrative expense [Line items]
General and administrative expenses	1,250,000	1,875,000	1,012,000
Amortization of intangible assets [member]
Disclosure of general and administrative expense [Line items]
General and administrative expenses	55,000	39,000	97,000
External services [member]
Disclosure of general and administrative expense [Line items]
General and administrative expenses	13,097,000	9,241,000	4,475,000
Depreciation and other costs for infrastructure [member]
Disclosure of general and administrative expense [Line items]
General and administrative expenses	€ 4,084,000	€ 1,739,000	€ 1,313,000